Distribution Received and Dividend Paid (Details) (USD $)	0 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	0 Months Ended															3 Months Ended	0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Jun. 30, 2012	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Nov. 15, 2012 Linn Energy, LLC [Member]	Oct. 23, 2012 Linn Energy, LLC [Member]	Sep. 16, 2013 Dividend Declared [Member]	Sep. 13, 2013 Dividend Declared [Member]	Aug. 15, 2013 Dividend Declared [Member]	Aug. 15, 2013 Dividend Declared [Member]	Jul. 16, 2013 Dividend Declared [Member]	Jul. 16, 2013 Dividend Declared [Member]	Jul. 02, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	Apr. 24, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Jan. 25, 2013 Dividend Declared [Member]	Sep. 30, 2013 Dividend Declared [Member]	Oct. 18, 2013 Subsequent Event [Member] Dividend Declared [Member]	Oct. 18, 2013 Subsequent Event [Member] Dividend Declared [Member]	Oct. 02, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 02, 2013 Subsequent Event [Member] Dividend Declared [Member]	May 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Apr. 24, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 15, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 15, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jan. 24, 2013 Subsequent Event [Member] Dividend Declared [Member]
Related Party Transaction [Line Items]
Distributions received, amount per unit (in usd per unit)										$ 0.725							$ 0.725			$ 0.725			$ 0.725				$ 0.725			$ 0.2416					$ 0.725
Distributions Received, Monthly Installment, Amount Per Unit																	$ 0.2416										$ 0.2416
Cash distributions received			$ 0	$ 25,221,000	$ 0	$ 50,442,000	$ 25,221,000	$ 75,656,000	$ 25,221,000			$ 8,000,000		$ 8,000,000		$ 8,000,000			$ 25,000,000			$ 25,000,000		$ 25,000,000		$ 8,000,000			$ 8,000,000					$ 25,000,000
Dividends declared, amount per share (in usd per share)		$ 0.71															$ 0.725			$ 0.725			$ 0.71				$ 0.725			$ 0.2416		$ 0.725			$ 0.71
Common Stock, Dividends, Per Share, Declared, Monthly Installment, Net Of Tax Reserve																	$ 0.2416										$ 0.2416
Tax reserve, amount per share (in usd per share)		$ 0.015															$ 0			$ 0			$ 0.015				$ 0			$ 0		$ 0			$ 0.015
Dividends paid to shareholders	24,699,000		0	24,699,000	0	49,920,000	24,699,000	75,134,000			8,000,000		8,000,000		8,000,000			25,000,000			25,000,000			25,000,000	8,000,000			8,000,000					25,000,000
Income tax reserve withheld	522,000																				522,000	522,000											522,000	522,000
Distributions Receivable, Amount Per Unit																																$ 0.725
Equity Method Investment, Dividends or Distributions Receivable																															25,000,000
Dividends Payable																															$ 25,000,000